Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Charters-out [Abstract]
Minimum future charter revenue

Period/Year	Amount
July to December 2014	91,335
2015	130,425
2016	77,582
2017	53,185
2018 to 2028	441,134

Minimum charter payments	793,661